Commitments and Contingencies (Details 3) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 aircraft contract	Oct. 31, 2014 aircraft	Dec. 31, 2013 aircraft contract	Dec. 31, 2012 contract
Total reserves, carrying balance of guarantees	$ 133,500,000
Asset Value Guarantees
Number of guarantee obligations	13
Number of aircraft purchased under guarantee performance	3
Number of guarantee obligations terminated subsequent to end of period	2
Aggregate maximum exposure of terminated guarantee obligations	18,100,000
Maximum aggregate potential commitment under guarantees	316,600,000
Asset Value Guarantees | Expected
Number of aircraft purchased under guarantee performance, which were subsequently sold		2
Asset Value Guarantees | Predecessor
Number of guarantee obligations			10
Number of aircraft purchased under guarantee performance			5
Number of aircraft purchased under guarantee performance, which were subsequently sold			3
Aggregate maximum exposure of terminated guarantee obligations			330,600,000
Total reserves, carrying balance of guarantees			125,500,000
Provision for losses on asset value guarantees			100,500,000	31,300,000
Number of asset value guarantees			6	3
Asset Value Guarantees | Accrued expenses, accounts payable and other liabilities
Total reserves, carrying balance of guarantees	133,500,000
Asset Value Guarantees | Accrued Interest and other payables | Predecessor
Total reserves, carrying balance of guarantees			$ 128,700,000